Condensed Parent Company Statements of Income - SEK (kr) kr in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Net sales				kr 474	kr 874
Research and development expenses	kr (75,020)	kr (48,386)	kr (165,097)	(102,492)	(241,371)
Administrative and selling expenses	(84,372)	(18,797)	(143,151)	(36,806)	(141,724)
Other operating income	383	621	383	782	2,501
Operating loss	(159,398)	(66,562)	(310,179)	(138,888)	(379,720)
Profit/(loss) from financial items
Net financial income and expenses	(5,814)	5,303	8,793	13,952	(56,431)
Loss before income tax	(165,212)	(61,259)	(301,386)	(124,936)	(436,151)
Income tax expense	2,140	(67)	11,445	(105)	(360)
Loss for the period	(163,071)	(61,326)	(289,940)	(125,041)	(436,511)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net sales				474	874
Research and development expenses	(59,223)	(48,386)	(131,373)	(102,492)	(227,027)
Administrative and selling expenses	(79,829)	(19,126)	(134,382)	(37,346)	(128,896)
Other operating income	14,673	622	14,673	782	2,482
Other operating expenses	784		(453)	(845)
Operating loss	(123,595)	(66,890)	(251,535)	(139,427)	(352,567)
Profit/(loss) from financial items
Net financial income and expenses	5,820	(5,385)	(9,306)	(14,239)	54,796
Loss before income tax	(129,415)	(61,505)	(242,229)	(125,188)	(407,363)
Loss for the period	kr (129,415)	kr (61,505)	kr (242,229)	kr (125,188)	kr (407,363)